Selected Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Information (Unaudited)
Revenues	$ 2,071	$ 4,679	$ 5,316	$ 4,680	$ 4,539	$ 2,857	$ 2,721	$ 3,047	$ 2,088	$ 8,021	$ 14,535	$ 19,214	$ 10,713	$ 11,213
Gross profit	(1,203)	981	1,574	1,035	1,179	1,051	971	1,413	800	(3,247)	3,788	4,769	4,235	4,700
Operating expenses	7,666	12,945	13,005	13,328	16,208	13,357	10,847	10,496	10,225	30,712	42,541	55,486	44,925	29,727
Net loss	$ (10,443)	$ (13,497)	$ (12,969)	$ (13,496)	$ (16,167)	$ (13,456)	$ (13,250)	$ (10,220)	$ (12,801)	$ (38,582)	$ (42,631)	$ (56,128)	$ (47,344)	$ (31,964)
Net loss attributable to common stockholders per share, basic and diluted (in dollars per share)	$ (17.23)	$ (23.39)	$ (29.34)	$ (42.44)	$ (51.16)	$ (42.72)	$ (43.16)	$ (33.40)	$ (61.25)	$ (64.30)	$ (118.75)	$ (135.57)	$ (175.10)	$ (5,327.33)